Income tax expense - Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Group (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense
Loss before tax	¥ (1,092,021)	¥ (503,420)	¥ (1,223,164)
Income tax computed at statutory EIT rate (25%)	(273,005)	(125,855)	(305,791)
Effect of preferential tax rates for certain entities comprising the Group	(116,461)	(137,124)	(112,684)
Effect of differing tax rates in different jurisdictions	218,204	260,441	422,677
Non-deductible expenses and non-taxable income, net	199,425	218,830	188,069
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC	(18,885)	(4,623)	(3,822)
Change in valuation allowances	128,665	(23,572)	1,933
Others	(46,924)	(12,201)	13,442
Income tax expense	¥ 91,019	¥ 175,896	¥ 203,824
Effective income tax rate	(8.30%)	(34.90%)	(16.70%)